Share-based Compensation (Details Textual) ¥ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 12, 2012 ¥ / shares shares	Mar. 12, 2012 ¥ / shares $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) shares	May 31, 2016	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) shares	May 31, 2015	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	May 31, 2014	Dec. 31, 2013 CNY (¥) shares	May 31, 2013	Dec. 31, 2016 $ / shares	Mar. 12, 2012 $ / shares
2012 Options G [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration date	Mar. 12, 2022	Mar. 12, 2022
Exercise price of options | (per share)	¥ 1.90	¥ 1.90	¥ 0.006			¥ 0.006								$ 0.001	$ 0.30
Stock option intrinsic value | (per share)	¥ 0.26	¥ 0.04
Share-based compensation expenses | ¥			¥ 4,367,000			¥ 12,940,000			¥ 22,200,000
Exercised of share options, shares			2,068,000	2,068,000
Option forfeited			10	10		114,250	114,250		932,305	932,305
2012 Options G [Member] | Directors and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options purchase ordinary shares	92,845,000	92,845,000
Options vested period	5 years	5 years
2012 Options G [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,200,000	3,200,000
Exercise price of options | (per share)	¥ 1.98	¥ 1.98													0.31
Stock option intrinsic value | (per share)	¥ 0.17	¥ 0.03
2012 Options H [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options purchase ordinary shares	3,800,000	3,800,000
Description of option grantees	The Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively.	The Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively.
Stock option expiration date	Mar. 12, 2022	Mar. 12, 2022
Exercise price of options | (per share)	¥ 1.90	¥ 1.90													0.30
Later stock option modification | (per share)	0.006	¥ 0.006													$ 0.001
Stock option intrinsic value | (per share)	¥ 0.26	¥ 0.04
Share-based compensation expenses | ¥			¥ 570			¥ 1,213			¥ 1,289
Exercised of share options, shares
Option forfeited						147,984	147,984		284,978	284,978		898,740
2012 Options H [Member] | Captains [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	800,000	800,000
2012 Options H [Member] | Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,000,000	3,000,000
2009 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of share options, shares			349,000	349,000
2008 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of share options, shares			180,400	180,400
Option H1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage											40.00%
Option H2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage								40.00%
Option H3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage					20.00%
Option H4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage													40.00%
Option H5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage											40.00%
Option H6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage								20.00%
2008 Options and 2009 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of option grantees	The Options shall vest over a four-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009.	The Options shall vest over a four-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009.
Stock option expiration date	Mar. 31, 2015	Mar. 31, 2015
Options vested period	4 years	4 years
Incremental compensation cost | ¥												¥ 6,700,000
Inscom Holdings Limited [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | $										$ 109